Debt instruments (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Debt [Line Items]
Schedule of Estimates Value of Prepayment Option by Assessing Interest Rate Movements

Reference	Valuation Date	Maturity Date	Contractual Interest Rate	Interest Rate Volatility	Risk-free rate	Credit Spread	Risk-adjusted rate
Tranche 1, 2, 3, 4, & 5	Dec 31, 2024	Aug 8, 2027	15%	26.5%	4.23%	4.53%	16.54%
Tranche 6	Nov 10, 2025	Aug 8, 2027	13.5%	25.3%	3.60%	7.81%	19.20%
Tranche 1, 2, 3, 4, 5, & 6	Dec 31, 2025	Aug 8, 2027	13.5%	24.4%	3.47%	11.05%	22.32%

The resulting fair values of the Silver Loan at December 31, 2025, and December 31, 2024, were as follows:

Reference	Dec 31, 2025	Dec 31, 2024
Silver Loan	$80,950,239	$31,802,708

Convertible Debenture [Member]
Short-Term Debt [Line Items]
Schedule of Key Valuation Inputs

Consistent with the approach above, the following table summarizes the key valuation inputs as at applicable valuation dates:

Reference (1)(2)	Valuation date	Maturity date	Contractual Interest rate	Stock price ($)	Expected equity volatility	Credit spread	Risk-free rate	Risk-adjusted rate
CD1 note(3)	12-31-24	03-31-28	7.50%	0.113	105%	4.72%	4.28%	15.45%
CD2 note(3)	12-31-24	03-31-29	10.50%	0.113	105%	5.03%	4.34%	17.89%

(1)	The CD1 carried a Discount for Lack of Marketability (“DLOM”) of 5.0% as of the issuance date. The CD2 carried a DLOM of 10.0% as of the issuance date.
(2)	CD1 carries an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%
(3)	The conversion price of the CD1 is $3.675 and $7.280 CD2 is $3.675 and $7.070 as of December 31, 2025 and December 31, 2024 respectively.